Subsequent Events	9 Months Ended	12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017
Notes to Financial Statements
Subsequent Events

On October 9, 2017, the Company entered into an asset purchase agreement to acquire Congo, Ltd. (Congo), a web-based online platform which provides services to law firms and the legal industry and is based in Austin, Texas. Pursuant to the terms of the agreement, the Company purchased all of the assets of Congo on December 7, 2017 in consideration for a total purchase price of $840,000. The Company granted 3,000,000 shares of common stock at $0.28 per share and paid $75,000 of cash.

On December 22, 2017, the Company formalized its agreement to extend and convert the original convertible note of $400,000 for Clint Skidmore, original founder of Rezserve Technologies Ltd. The Company has signed a new promissory note of $200,000 with Clint Skidmore, bearing no interest, with payment terms of $20,000 per month beginning January 2018. The remaining $200,000 has been converted to 1,000,000 shares of the Company’s common stock at a conversion price of $0.20 per share.

There were no other significant subsequent events through January 15, 2018, the date the financial statements were issued.

On March 17, 2017, the Company entered into a one year lease for 1,500 square feet of office space located in is in Murfreesboro, Tennessee. Gross rent is approximately $1,650 per month plus $95 for HVAC expenses. The total rent commitment is $20,940.

On May 1, 2017, the Company, through its Rezserve subsidiary, entered into a month-to-month lease for 500 square feet of office space in Vancouver, British Columbia. Gross rent is approximately $1,347 per month plus applicable taxes. In addition, we are responsible for various operating costs, such as telephone and utilities. The lease agreement can be terminated by either party with 30 days notice.

There were no additional significant subsequent events through June 13, 2017, the date the financial statements were issued.